STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands	Total	Share capital [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Defecit [Member]
Balance at Dec. 31, 2011	$ 106,019	$ 119	$ 196,021	$ (29,055)	$ (240)	$ (60,826)
Purchase of treasury stock	(6,720)	(7)	0	(6,713)	0	0
Issuance of shares upon exercise of options	103	0	103	0	0	0
Stock compensation related to options granted to employees and non-employees	1,529	0	1,529	0	0	0
Other comprehensive income (loss)	1,543	0	0	0	1,543	0
Net income (loss)	(4,177)	0	0	0	0	(4,177)
Balance at Dec. 31, 2012	98,297	112	197,653	(35,768)	1,303	(65,003)
Issuance of shares upon exercise of options	1,896	2	1,894	0	0	0
Stock compensation related to options granted to employees and non-employees	1,701	0	1,701	0	0	0
Other comprehensive income (loss)	(1,303)	0	0	0	(1,303)	0
Net income (loss)	4,218	0	0	0	0	4,218
Balance at Dec. 31, 2013	104,809	114	201,248	(35,768)	0	(60,785)
Purchase of treasury stock	(5,267)	(3)	0	(5,264)	0	0
Issuance of ordinary shares	29,744	12	29,732	0	0	0
Issuance of shares upon exercise of options	2,236	2	2,234	0	0	0
Stock compensation related to options granted to employees and non-employees	2,546	0	2,546	0	0	0
Other comprehensive income (loss)	(261)	0	0	0	(261)	0
Net income (loss)	(86)	0	0	0	0	(86)
Balance at Dec. 31, 2014	$ 133,721	$ 125	$ 235,760	$ (41,032)	$ (261)	$ (60,871)